Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - SoundHound, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of deferred income tax assets and liabilities [Line Items]
Deferred tax assets: Net operating loss carryforwards		$ 54,527,000		$ 42,490,000
Research and development credits		9,035,000		7,163,000
Deferred revenue		2,752,000		2,317,000
Contract liability		2,282,000		2,424,000
Stock-based compensation		1,036,000		695,000
Deferred rent		378,000		370,000
Debt discount	$ 2,482	121,000	$ 21,268
Accruals and reserves		989,000		560,000
Gross deferred tax assets		71,120,000		56,019,000
Fixed assets and intangible assets		(78,000)		(99,000)
Gross deferred tax liabilities		(78,000)		(99,000)
Valuation allowance		(68,760,000)		(53,496,000)
Net deferred tax assets		$ 2,282,000		$ 2,424,000